Restructuring Expenses	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring Expenses
Restructuring expenses

In the fourth quarter of 2012 we started a cost reduction program in our Front-end operation. We are reducing headcount in our manufacturing organization in Singapore with 110 people. Related to these actions, an amount of €0.9 million in restructuring expenses was recorded in 2012.

In 2009 ASMI started the implementation of a major restructuring in the Front-end segment (PERFORM!). The main components of the Company’s accelerated execution plans are:

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The consolidation of our global Front-end manufacturing operations from Europe, the United States and Japan, into our Front-end manufacturing operations in Singapore by the end of 2010. This will be achieved by completing the previously announced transfer from Almere, the Netherlands, which was finalized during 2009; the phasing out the manufacturing operation in Phoenix, Arizona, in the first half of 2010; and by transferring manufacturing from Nagaoka, Japan, no later than the fourth quarter of 2010.

•
The reduction of selling, general and administration expenses by making fundamental changes in our global support infrastructure. This includes a significant simplification and streamlining of our warehousing operations and the further strengthening of the global sales & service organization which was created last year.

•	The leveraging of research and development and our product portfolio by reprioritization of strategic programs in order to maximize their potential.

The following table summarizes the aggregated restructuring expenses by type:

	Year ended December 31,
	2010	2011	2012
Employee related expenses	4,534	—	891
Contract termination related expenses	779	—	—
Transition expenses	3,806	—	—
Other expenses	2,082	—	—
Total restructuring expenses	11,201	—	891

Related to these execution plans, an amount of €11.2 million in restructuring expenses was recorded in 2010. These expenses were mainly costs for severance packages, retention costs, provisions for vacancy and other costs related to the transition of activities to Singapore.